Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents			$ 8,844
Short-term Bank Deposit		265	15,912
Total cash, cash equivalents, and short term deposits		265	24,756
Prepaid expenses and other current assets			100
Total current assets		265	24,856
Non-current assets
Property and equipment, net			161
Right of Use Assets		112
Total non-current assets		112	161
Total assets		377	25,017
Current liabilities
Accounts payable and accruals
Trade		492	141
Other		793	783
Employees and payroll accruals		406	406
Operating lease liabilities – current		120
Total current liabilities		1,811	1,330
Operating lease liabilities – non-current		16
Total non-current liabilities		16
Total liabilities		1,827	1,330
Commitments and Contingencies
Shareholders’ (Deficit) Equity
Share capital, Ordinary shares 48 NIS par value (18,000,000 authorized shares as of December 31, 2024 and 2023; 5,850,906 and 5,850,555 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	[1]	83,751	83,746
Additional paid-in capital		84,809	84,802
Accumulated deficit		(170,010)	(144,861)
Total shareholders’ (deficit) equity		(1,450)	23,687
Total liabilities and shareholders’ (deficit) equity		$ 377	$ 25,017

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(11).